Financial risk management objectives and policies - Liquidity risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Long-term debt	$ 41,416	$ 50,697
Lease liabilities	638	800
Accrued liabilities and other payables	2,159	1,971
Trade accounts payable	4,758	4,735
Total	48,971	58,203
Less than 3 months
Disclosure of financial liabilities [line items]
Long-term debt	2,302	4,674
Lease liabilities	106	126
Accrued liabilities and other payables	2,159	1,971
Trade accounts payable	4,758	4,735
Total	9,325	11,506
3 to 12 months
Disclosure of financial liabilities [line items]
Long-term debt	6,752	3,776
Lease liabilities	106	106
Accrued liabilities and other payables	0	0
Trade accounts payable	0	0
Total	6,858	3,882
1 to 5 years
Disclosure of financial liabilities [line items]
Long-term debt	32,362	42,247
Lease liabilities	426	567
Accrued liabilities and other payables	0	0
Trade accounts payable	0	0
Total	32,788	42,814
More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Lease liabilities	0	1
Accrued liabilities and other payables	0	0
Trade accounts payable	0	0
Total	$ 0	$ 1